Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

The Company uses the services of Maritime, a ship management company with its principal office in Greece and an office in the U.S.A. Maritime is engaged under separate management agreements directly by the Company’s respective subsidiaries to provide a wide range of shipping services, including but not limited to, chartering (other than for the Northsea Alpha and the Northsea Beta, which is performed by NST), sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel, while the vessel is in operation including any pool arrangements (out of which a fee of Euro 151 per day was paid to NST with respect to vessels Northsea Alpha and Northsea Beta for which chartering was contracted to NST) and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “ship-management fees”).

In addition, Maritime charges the Company a commission of 1.25% on all charter hire agreements arranged by Maritime.

The management agreements for the vessels Northsea Alpha, Northsea Beta and Pyxis Delta will continue until December 31, 2015, for Pyxis Theta until December 31, 2017 and for the Pyxis Epsilon and the Pyxis Malou until December 31, 2018. Thereafter, all management agreements will continue until terminated by either party on three months’ notice.

On October 14, 2015, the vessel owning companies amended and restated their management agreements with Maritime to provide that the post-delivery management fees will be $0.160 per day as long as the chartering services are subcontracted to NST.

Following their initial expiration date, the amended management agreements will be renewed for consecutive five year periods.

Under a Head Management Agreement (the “Head Management Agreement”) with Maritime that commenced on March 23, 2015 and will continue until March 23, 2020 (unless terminated by either party on 90 days’ notice), Maritime provides administrative services to the Company, which include, among other, the provision of the services of Pyxis’ Chief Executive Officer, Chief Financial Officer, Senior Vice President of Corporate Development, General Counsel and Corporate Secretary, Chief Operating Officer, one or more internal auditor(s) and a secretary, as well as use of office space in Maritime’s premises. Under the Head Management Agreement, Pyxis pays Maritime a fixed fee of $1,600 annually (the “administration fees”). On August 5, 2015, the Company amended and restated its Head Management Agreement with Maritime to provide that in the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.

The ship-management fees and the administration fees will be adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year.

The fees charged by Maritime during the years ended December 31, 2013, 2014 and 2015, totaled $1,150, $1,102 and $2,153, respectively. Of these amounts, (i) $468, $611 and $577 for the years ended December 31, 2013, 2014 and 2015, respectively, are separately reflected in the accompanying consolidated statements of comprehensive income/(loss) as Management fees, related parties, (ii) $503, $255 and $10 for the years ended December 31, 2013, 2014 and 2015, respectively, which relate to the supervision costs during the vessels construction period and commission on the acquisition of the vessels are included as a component of Vessels, net, in the accompanying consolidated balance sheets (Note 6), (iii) $179, $236 and $321 for the years ended December 31, 2013, 2014 and 2015, respectively, are included in Voyage related costs and commissions in the accompanying consolidated statements of comprehensive income/(loss) and (iv) $1,245 for the year ended December 31, 2015, is included in the accompanying consolidated statement of comprehensive income in General and administrative expenses. During the years ended December 31, 2013, 2014 and 2015, no commissions on revenues from charter hire agreements relating to Northsea Alpha and Northsea Beta were charged by Maritime, since Secondone and Thirdone have entered into separate commercial management agreements with NST, discussed in Note 1 above.

On April 23, 2015, the Company issued a promissory note amounting to $625 (the “Note”) in favor of Maritime Investors. The Note was issued in return for the payment of $600 by Maritime Investors to LS on behalf of Pyxis, representing the cash consideration of the Merger. The remaining balance of the Note covered miscellaneous transaction costs. On October 28, 2015, Pyxis and Maritime Investors agreed to replace the existing Note of $625 with a new promissory note of $2,500, payable on January 15, 2017. The additional amount of $1,875 was provided in lieu of additional, newly issued, fully paid and non-assessable shares of Pyxis common stock, in accordance with the terms of the amended Agreement and Plan of Merger (Note 1). The new promissory note bears an interest rate of 2.75% per annum payable quarterly in arrears in cash or additional Pyxis shares, at a price per Pyxis share based on a five day volume weighted average price, at Pyxis’ discretion. As of December 31, 2015, the amount of $2,500 is separately reflected in the consolidated balance sheet under non-current liabilities.

Accrued interest for the period from the replacement date of the Note until December 31, 2015, amounted to $12, and is included in Interest and finance costs, net in the accompanying consolidated statement of comprehensive income for the year ended December 31, 2015.

As of December 31, 2014 and 2015, the balances due to Maritime were $131 and $121, respectively and are included in Due to related parties in the accompanying consolidated balance sheets. The balances with Maritime are interest free and with no specific repayment terms.